Contingent Assets and Liabilities, Provisions and Legal Obligations	12 Months Ended
Dec. 31, 2020
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Contingent Assets and Liabilities, Provisions and Legal Obligations
Note 29 - Contingent Assets and Liabilities, Provisions and Legal Obligations

In the ordinary course of its business, ITAÚ UNIBANCO HOLDING may be a party to legal proceedings to labor, civil and tax nature. The contingencies related to these lawsuits are classified as follows:

a) Contingent Assets:
There are no contingent assets recorded.

b) Provisions and contingencies:
The criteria to quantify of provisions for contingencies are adequate in relation to the specific characteristics of civil, labor and tax lawsuits portfolios, as well as other risks, taking into consideration the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous lawsuits and the prevailing previous court decisions. A provision is recognized whenever the loss is classified as probable.

Legal liabilities arise from lawsuits filed to discuss the legality and unconstitutionality of the legislation in force, being subject to an accounting provision.

I- Civil lawsuits

In general, provisions and contingencies arise from claims related to the revision of contracts and compensation for material and moral damages. The lawsuits are classified as follows:

Collective lawsuits:
Related to claims of a similar nature and with individual amounts that are not considered significant. Provisions are calculated on a monthly basis and the expected amount of losses is accrued according to statistical references that take into account the nature of the lawsuit and the characteristics of the court (Small Claims Court or Regular Court). Contingencies and provisions are adjusted to reflect the amounts deposited into court as guarantee for their execution when realized.

Individual lawsuits:
Related to claims with unusual characteristics or involving significant amounts. The probability of loss is ascertained periodically, based on the amount claimed and the special nature of each case. The amounts considered as probable losses are recorded as provisions.

ITAÚ UNIBANCO HOLDING, despite having complied with the rules in force at the time, is a defendant in lawsuits filed by individuals referring to payment of inflation adjustments to savings accounts resulting from economic plans implemented in the 1980s and the 1990s, as well as in collective lawsuits filed by: (i) consumer protection associations; and (ii) the Public Attorney’s Office, on behalf of the savings accounts holders. ITAÚ UNIBANCO HOLDING recognizes provisions upon receipt of summons, and when individuals demand the enforcement of a ruling handed down by the courts, using the same criteria as for provisions for individual lawsuits.

The Federal Supreme Court (STF) has issued some decisions favorable to savings account holders, but it has not established its understanding with respect to the constitutionality of the economic plans and their applicability to savings accounts. Currently, the appeals involving these matters are suspended, by order of the STF, until it pronounces its final decision.

In December 2017, through mediation of the Federal Attorney’s Office (AGU) and supervision of the BACEN, savers (represented by two civil associations, FEBRAPO and IDEC) and FEBRABAN entered into an instrument of agreement aiming at resolving lawsuits related the economic plans, and ITAÚ UNIBANCO HOLDING has already accepted its terms. Said agreement was approved on March 1, 2018, by the Plenary Session of the Federal Supreme Court (STF) and savers could adhere to its terms for a 24-month period.

Due to the end of this term, the parties signed an amendment to the instrument of agreement to extend this period in order to contemplate a higher number of holders of savings accounts and, consequently, to increase the end of lawsuits. In May, 2020 the Federal Supreme Court (STF) approved this amendment and granted a 30-month term for new adhesions, and this term may be extended for another 30 months, subject to the reporting of the number of adhesions over the first period.

II- Labor claims

Provisions for contingencies arise from lawsuits in which labor rights provided for in labor legislation specific to the related profession are discussed, such as: overtime, salary equalization, reinstatement, transfer allowance and, pension plan supplement. These lawsuits are classified as follows:

Collective lawsuits:
related to claims considered similar and with individual amounts that are not considered significant. The expected amount of loss is determined and accrued on a monthly basis in accordance with a statistical model which calculates the amount of the claims, and is reassessed taking into account court rulings. Provisions for contingencies are adjusted to reflect the amounts deposited into court as security for execution.

Individual lawsuits:
related to claims with unusual characteristics or involving significant amounts. These are periodically calculated based on the amounts claimed. The probability of loss is estimated in accordance with the actual and legal characteristics of each lawsuit.

III- Other Risks

These are quantified and accrued on the basis of the value of rural credit transactions with joint liability and FCVS (salary variations compensation fund) credits assigned to Banco Nacional.

Below are the changes in civil, labor and other risks provisions:

	12/31/2020
	Civil	Labor	Other Risks	Total
Opening balance - 01/01	3,634	8,579	976	13,189
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(216)	(980)	—	(1,196)
Subtotal	3,418	7,599	976	11,993
Adjustment / Interest (Note 23)	191	482	—	673
Changes in the period reflected in income (Note 23)	889	2,110	547	3,546

Increase	1,179	2,296	550	4,025
Reversal	(290)	(186)	(3)	(479)
Payment	(1,203)	(3,126)	(40)	(4,369)
Subtotal	3,295	7,065	1,483	11,843
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	950	—	1,166
Closing balance	3,511	8,015	1,483	13,009

Current	1,254	3,125	1,483	5,862
Non-current	2,257	4,890	—	7,147

	12/31/2019
	Civil	Labor	Other Risks	Total
Opening balance – 01/01	4,426	6,821	573	11,820
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(226)	(957)	—	(1,183)
Subtotal	4,200	5,864	573	10,637
Adjustment / Interest (Note 23)	122	1,024	—	1,146
Changes in the period reflected in income (Note 23)	726	3,160	403	4,289

Increase (*)	1,177	3,325	435	4,937
Reversal	(451)	(165)	(32)	(648)
Payment	(1,630)	(2,449)	—	(4,079)
Subtotal	3,418	7,599	976	11,993
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	980	—	1,196
Closing balance	3,634	8,579	976	13,189

Current	1,662	2,451	976	5,089
Non-current	1,972	6,128	—	8,100

(*)	Includes the effects of the Voluntary Severance Program.

IV- Tax proceedings and legal obligations

Tax provisions correspond to the principal amount of taxes involved in administrative or judicial tax lawsuits, subject to tax assessment notices, plus interest and, when applicable, fines and charges.

The table below shows the changes in the provisions:

	12/31/2020	12/31/2019
Opening balance - 01/01	8,266	6,793
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(68)	(68)
Subtotal	8,198	6,725
Adjustment / Interest (*)	220	779
Changes in the period reflected in income	56	843

Increase (*)	142	1,135
Reversal (*)	(86)	(292)
Payment	(1,735)	(151)
Subtotal	6,739	8,196
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	71	70
Closing balance	6,810	8,266

Current	65	83
Non-current	6,745	8,183

( *)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

The main discussions related to Tax Lawsuits and Legal Obligations are described below:

•	INSS – Non-compensatory Amounts – R$ 1,769: the non-levy of social security contribution on amounts paid as profit sharing is defended. The balance of the deposits in guarantee is R$ 991;

•
PIS and COFINS – Calculation Basis – R$ 643: defending the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services. The balance of the deposits in guarantee is R$ 618.

c) Contingencies not provided for in the Balance Sheet

Amounts involved in administrative and judicial arguments with the risk of loss estimated as possible are not provided for and they are basically composed of:

I - Civil and Labor Claims

In Civil Lawsuits with possible loss, total estimated risk is R$ 4,470 (R$ 4,266 at 12/31/2019), and in this total there are no amounts arising from interests in Joint Ventures.

For Labor Claims with possible loss, estimated risk is R$ 389 (R$ 251 at 12/31/2019).

II – Tax proceedings

The tax proceedings of possible loss totaled R$ 31,330 (R$ 28,959 at 12/31/2019), and the main cases are described below:

•	INSS – Non-compensatory Amounts – R$ 6,303: defends the non-levy of this contribution on these amounts, among which are profit sharing and stock options;

•	IRPJ, CSLL, PIS and COFINS – Funding Expenses – R$ 4,857: the deductibility of raising costs (Interbank deposits rates) for funds that were capitalized between Group companies;

•	ISS – Banking Activities – R$ 3,991: the levy and/or payment place of ISS for certain banking revenues are discussed;

•	IRPJ and CSLL – Goodwill – Deduction – R$ 3,398: the deductibility of goodwill for future expected profitability on the acquisition of investments;

•	IRPJ, CSLL, PIS and COFINS – Requests for Offsetting Dismissed—R$ 1,642: cases in which the liquidity and the certainty of credits offset are discussed;

•	PIS and COFINS – Reversal of Revenues from Depreciation in Excess – R$ 1,346: discussing the accounting and tax treatment of PIS and COFINS upon settlement of leasing operations;

•
IRPJ and CSLL – Disallowance of Losses – R$ 1,188: discussion on the amount of tax loss (IRPJ) and/or social contribution (CSLL) tax loss carryforwards used by the Federal Revenue Service when drawing up tax assessment notes that are still pending a final decision;

•	IRPJ and CSLL – Deductibility of Losses with Derivatives – R$ 656: the deductibility of losses calculated in the disposal of financial derivative contracts is being discussed.

d) Accounts Receivables – Reimbursement of Provisions

The receivables balance arising from reimbursements of contingencies totals R$ 919 (R$ 978 at 12/31/2019) (Note 18a), arising basically from the collateral established in Banco Banerj S.A. privatization process occurred in 1997, when the State of Rio de Janeiro created a fund to guarantee the equity recomposition in provisions for Civil, Labor and Tax Claims.

e) Guarantees of contingencies, provisions and legal obligations

The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING and basically consist of:

	12/31/2020				12/31/2019
	Civil	Labor	Tax	Total	Total
Deposits in guarantee (Note 18a)	1,476	2,126	9,091	12,693	14,520
Investment fund quotas	600	303	84	987	1,148
Surety	65	69	3,878	4,012	3,223
Insurance bond	1,837	1,203	15,362	18,402	14,867
Guarantee by government securities	14	—	235	249	96

Total	3,992	3,701	28,650	36,343	33,854

ITAÚ UNIBANCO HOLDING’s provisions for judicial and administrative challenges are long-term, considering the time required for their questioning, and this prevents the disclosure of a deadline for their conclusion.

The legal advisors believe that ITAÚ UNIBANCO HOLDING is not a party to this or any other administrative proceedings or lawsuits that could significantly affect the results of its operations.